Taxation (Treatment of Toll Charge Related to the U.S. TCJA) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax and Tax Rate [Line Items]
Provisional amount of income tax expense recognized for the Toll Charge	$ 219
Reduction in liability for deferred income tax	4
Unrecognized tax benefit recorded		$ 142
Interest in connection with unrecognized tax benefit		2	$ 6	$ 8
United States
Income Tax and Tax Rate [Line Items]
Provisional amount of income tax expense recognized for the Toll Charge	219
Reduction in liability for deferred income tax	$ 4
Recognition of previously unrecognized tax benefit		77
Unrecognized tax benefit recorded		$ 142
Interest in connection with unrecognized tax benefit			$ 6	$ 8